Supplement dated June 16, 2011
to the Statement of Additional Information
for Principal Funds, Inc.
dated March 1, 2011

(as supplemented on March 14, 2011)

This supplement updates information currently in the Statement of Additional Information. Retain this supplement with the Statement of Additional Information.

DESCRIPTION OF THE FUNDS’ INVESTMENTS AND RISKS
Non-Fundamental Restrictions
On page 7, delete paragraph 4), and substitute:
Invest more than 25% (35% for High Yield Fund and 50% for the Core Plus Bond Fund I) of its assets in foreign securities, except that the Diversified International, Global Diversified Income, Global Real Estate
Securities, International Emerging Markets, International Growth, International Value I, and Money Market
Funds each may invest up to 100% of its assets in foreign securities, the LargeCap S&P 500 Index,
MidCap S&P 400 Index, and SmallCap S&P 600 Index Funds each may invest in foreign securities to the extent that the relevant index is so invested, and the California Municipal, Government & High Quality
Bond, and Tax-Exempt Bond Funds may not invest in foreign securities.

LEADERSHIP STRUCTURE AND BOARD OF DIRECTORS

Independent Directors
On page 32, add the following sentence to the paragraph describing Fritz Hirsch:
Since 2011, Mr. Hirsch serves as CEO of MAM USA.

On page 34, delete the information for Fritz Hirsch under the column describing Principal Occupation(s)
During Past 5 years and substitute the following:
CEO, MAM USA (manufacturer of infant and juvenile products). Formerly President, Sassy, Inc.
(manufacturer of infant and juvenile products)

MANAGEMENT INFORMATION

Officers of the Fund
On page 36, delete references to Craig Bassett.
On page 36, add the following row to the table:

Position(s) Held
Name, Address	with Fund and	Positions with the Manager and its Affiliates;
and Year of Birth	Length of Time Served	Principal Occupations During Past 5 Years**
Teresa M. Button	Treasurer	Treasurer (since 2011) for PMC, Princor, PSS, and
711 High Street	(since 2011)	Spectrum. Vice President and Treasurer since 2011 for PFD,
Des Moines, Iowa 50392		PGI, PREI and Edge. Vice President and Treasurer, PLIC.
1963

INVESTMENT ADVISORY AND OTHER SERVICES
Investment Advisors
On page 85, add the following information:

Sub-Advisor:	Herndon Capital Management, LLC provides investment advisory services. Atlanta Life
Financial Group, a privately owned financial services company, owns 55% of Herndon
Capital Management, LLC.
Fund(s):	a portion of the assets of LargeCap Value Fund I
On page 87, delete the information related to UBS Global Asset Management (Americas) Inc.

Sub-Advisory Agreements for the Funds
All other Funds
On page 99, add the following sub-advisory fee schedule for the LargeCap Value Fund I (Herndon):

	First $200	Next $300	Over $500
Fund	million	million	million
LargeCap Value Fund I (Herndon)	0.25%	0.20%	0.18%

On page 99, delete the sub-advisory fee schedule for the LargeCap Value Fund I (UBS).

BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage on Purchases and Sales of Securities
On page 113, delete “Ord Minnett Ltd.” from the column “Brokerage Commissions were Paid to the
Following Broker-Dealers who are Affiliated with the Sub-Advisor.”

PORTFOLIO MANAGER DISCLOSURE

Sub-Advisor: Edge Asset Management, Inc.

This information is as of March 31, 2011.

On page 164, add the following:

Other Accounts Managed
Total Assets
of the
			Number of	Accounts
			Accounts	that
			that base	base the
	Total	Total Assets	the Advisory	Advisory
	Number	in the	Fee on	Fee on
	of Accounts	Accounts	Performance	Performance
Gregory L. Tornga: Government &
High Quality Bond, Income, and Short-
Term Income Funds
Registered investment companies	3	$937.7 million	0	$0
Other pooled investment vehicles	1	$511.6 million	0	$0
Other accounts	0	$0	0	$0

On page 165, add the following:

Ownership of Securities
Dollar Range of
Securities
Owned by the
	PFI Funds Managed by Portfolio Manager			Portfolio
Portfolio Manager	(list each fund on its own line)			Manager
Gregory L. Tornga	Government & High Quality Bond Fund			None
	Income Fund			None
	Short-Term Income Fund			None

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On page 169, add the following:

Sub-Advisor: Herndon Capital Management, LLC

This information is as of March 31, 2011.

Other Accounts Managed
Total Assets
of the
			Number of	Accounts
			Accounts	that
			that base	base the
	Total	Total Assets	the Advisory	Advisory
	Number	in the	Fee on	Fee on
	of Accounts	Accounts	Performance	Performance
Randy Cain: LargeCap Value Fund I	98	$2.5 bil	None	None
Registered investment companies
Other pooled investment vehicles
Other accounts

COMPENSATION

Herndon Capital Management has implemented a compensation program for their portfolio managers and analysts which includes salary plus bonus. The compensation program is designed to attract qualified talent, promote teamwork and to align employer and employee interests by giving key employees a vested interest in the company’s long term performance.

The compensation for portfolio managers includes a component based on performance of the portfolios.
Analyst’s compensation includes a component based on the subjective assessment of their contribution to the analytical portion of the investment process.

All employees will be entitled to receive a bonus that will be driven by the profits of the company. Every year a bonus pool will by funded by a pre-determined percent of the company’s pre-tax profits. This bonus/profit sharing will be distributed based on a combination of factors including tenure, role within the organization, and an evaluation by the employee’s immediate supervisor.

This bonus/profit sharing is expected to become the primary component of every employees overall compensation as the company’s profitability grows over time.

The three principals own a 15% ownership stake in the firm and will participate in ownership related cash-
flows.

Ownership of Securities
Dollar Range of
Securities
Owned by the
	PFI Funds Managed by Portfolio Manager	Portfolio
Portfolio Manager	(list each fund on its own line)	Manager
Randy Cain	LargeCap Value Fund I	None

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Sub-Advisor: Thompson, Siegel & Walmsley LLC (“TS&W”)

On page 190, delete references to John S. Pickler and add the following:

Other Accounts Managed (as of May 31, 2011)
Total Assets
of the
			Number of	Accounts
			Accounts	that
		Total	that base	base the
	Total	Assets	the Advisory	Advisory
	Number	in the	Fee on	Fee on
	of Accounts	Accounts Performance		Performance
Paul A. Ferwerda: LargeCap Value
Fund I
Registered investment companies	1	$135.4 MM
Other pooled investment vehicles
Other accounts	40	$803.0 MM

On page 191, delete references to John S. Pickler and add the following:

Ownership of Securities (as of May 31, 2011)
Dollar Range
of Securities
	PFI Funds Managed by Portfolio			Owned by the
		Manager		Portfolio
Portfolio Manager	(list each fund on its own line)			Manager
Paul A. Ferwerda	LargeCap Value Fund I			None

Sub-Advisor: UBS Global Asset Management (Americas) Inc.

On pages 193-194, delete the information related to the portfolio managers for UBS Global Asset
Management (Americas) Inc.

APPENDIX B

PROXY VOTING POLICIES

Delete the Proxy Voting Policy for UBS Global Asset Management (Americas) Inc.

Add the following Proxy Voting Policy for Herndon Capital Management, LLC.

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Proxy Voting Policy

HCMital Management, LLC (“HCM”) has a fiduciary obligation to, at all times, place the best interest of advisory clients (e.g. plan participants and beneficiaries) as the sole consideration when voting proxies of portfolio companies. HCM has retained Glass Lewis & Co. (“GL”) for proxy voting services. GL will analyze the voting issues and carry out the actual voting process in accordance with its guidelines which have been agreed to by HCM’s Proxy Committee. Proxy issues receive consideration based on all relevant facts and circumstances.

Some accounts for which HCM is investment manager may wish to retain responsibility for proxy voting or to assign that responsibility to a different investment manager. Such accounts must either provide HCM with a plan document that expressly precludes HCM from voting proxies or include in the contract that HCM will not vote their proxies. In the absence of such documentation HCM has the legal responsibility and the obligation to vote for its accounts, and will do so through GL.

Proxy Committee. HCM has established a Proxy Committee. The Proxy Committee considers its fiduciary responsibility to all clients when addressing proxy issues. The Proxy Committee has reviewed and agreed with GL’s proxy voting guidelines and instructed them to vote on HCM’s behalf in accordance with those guidelines for HCM’s clients. As GL amends their guidelines the
Proxy Committee will review and based on the agreement of the terms will provide GL voting instruction.

HCM provides GL with the list of accounts and their holdings monthly to ensure that GL has record of the clients and their holdings for proxy purposes.

The Proxy Committee meets at least annually to review any guideline changes from GL, should any exist.

In compliance with the U. S. Department of Labor, the Director of Marketing and Operations
maintains applicable records regarding proxy voting for accounts. The Director of Marketing and
Operations can access a report online on any given day. Any voting decision that may require a deviation from the standard policies will be deferred to the Proxy Committee from GL for further analysis and a final decision. In these rare situations, outside legal counsel may be sought for additional guidance, and reasons for such action will be noted in the committee’s “special”
meeting minutes.

ERISA Accounts. It is HCM’s policy to fully comply with ERISA requirements regarding proxy voting. Some ERISA accounts for which HCM is investment manager may wish to retain responsibility for proxy voting or to assign that responsibility to a different investment manager.
Such accounts must either provide HCM with a plan document that expressly precludes HCM from voting proxies or include in the client agreement that HCM will not vote proxies on their

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behalf. In the absence of such documentation HCM has the legal responsibility and the obligation to vote for its ERISA accounts.

Material Conflicts. Regardless of material conflict, HCM through GL will, at all times, vote in the best interest of the client.

Criteria. GL on behalf of HCM votes proxies related to securities held by clients in a manner solely in the interest of the client, which is in accordance with written GL guidelines. Proxy votes generally will be cast in favor of proposals that maintain or strengthen the shared interest of shareholders and management, increase shareholder value, maintain or increase shareholder influence over the issuer’s board of directors and management, and maintain or increase the rights of shareholders; proxy votes generally will be cast against proposals having the opposite effect.
In voting on each and every issue, GL shall vote in the prudent and diligent fashion and only after a careful evaluation of the issue presented on the ballot.

Checks and Balances. Periodically, HCM will:

1.	Spot check to verify that proxies received have been voted in a manner consistent with the Proxy Voting Policies and Procedures and the guidelines (if any) issued by the client, or in the case of an employee benefit plan, the plan’s trustee or other fiduciaries;
2.	Provide a proxy voting report to those clients that request it; in a manner consistent with the client’s request, which may vary.

HCM through GL will provide investment company clients with the information necessary to comply with filing requirements of Form N-PX on a timely basis.

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